SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Investments In Subsidiaries Explanatory [Abstract]
Disclosure Of Detailed Information About Subsidiaries In Consolidated Financial Statements [Text Block]
Details of the Group’s subsidiaries at the end of the reporting period are as follows:

			Proportion of ownership interest and voting power held by the Group
Name of subsidiary	Principal activity	Country of incorporation	2023%	2022%
Grindrod Shipping Pte. Ltd.	Ship operating and management	Singapore	100%	100%
Grindrod Shipping (South Africa) Pty Ltd	Ship operating and management	South Africa	100%	100%

Held by Grindrod Shipping Pte. Ltd
IVS Bulk Owning Pte. Ltd. (ii)	Dormant	Singapore	-	100%
IVS Bulk Carriers Pte. Ltd. (ii)	Dormant	Singapore	-	100%
IVS Bulk 430 Pte. Ltd. (ii)	Dormant	Singapore	-	100%
IVS Bulk 462 Pte. Ltd. (ii)	Dormant	Singapore	-	100%
IVS Bulk 475 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 511 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 512 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 603 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 609 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 611 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 612 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 707 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 3708 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 3720 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 225 Pte. Ltd. (i)	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IM Shipping Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Island Bulk Carriers Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Grindrod Shipping Services UK Limited	To provide shipping and shipping related services	United Kingdom	100%	100%
Grindrod Shipping Services HK Limited	To provide shipping and shipping related services	Hong Kong	100%	100%
IVS Bulk 5028 Pte Ltd (iv)	Dormant	Singapore	100%	-
IVS Bulk 725 LLC (iv)	Ship Owning and Operating	Marshall Islands	100%	-
IVS Bulk 784 Pte Ltd (iv)	Dormant	Singapore	100%	-
IVS Bulk 784 LLC (iv)	Dormant	Marshall Islands	100%	-
Unicorn Atlantic Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Baltic Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Ionia Pte. Ltd. (ii)	Dormant	Singapore	-	100%
Unicorn Tanker Operations (434) Pte. Ltd. (ii)	Dormant	Singapore	-	100%
Unicorn Ross Pte. Ltd. (ii)	Dormant	Singapore	-	100%
Unicorn Caspian Pte. Ltd. (ii)	Dormant	Singapore	-	100%
Unicorn Marmara Pte. Ltd. (ii)	Dormant	Singapore	-	100%
Unicorn Scotia Pte. Ltd. (ii)	Dormant	Singapore	-	100%
Unicorn Malacca Pte. Ltd. (ii)	Dormant	Singapore	-	100%
Unicorn Bulk Carriers Ltd	Dormant	British Virgin Islands	100%	100%
Unicorn Tankers International Ltd	Dormant	British Virgin Islands	100%	100%
Grindrod Maritime LLC (ii)	Dormant	Marshall Islands	-	100%
Unicorn Sun Pte. Ltd.	Dormant	Singapore	100%	100%

			Proportion of ownership interest and voting power held by the Group
		Country of	2023	2022
Name of subsidiary	Principal activity	incorporation	%	%
Unicorn Moon Pte. Ltd.	Dormant	Singapore	100%	100%
Island View Ship Management Pte. Ltd. (iv)	Ship management	Singapore	100%	-
Taylor Maritime Management Limited (v)	Ship management	Marshall Islands	100%	-

Held by Grindrod Shipping (South Africa) Pty Ltd
Comshipco Schiffahrts Agentur GmBH	Ship agents and operators	Germany	100%	100%
Kuhle Shipping (Pty) Ltd (iii)	Dormant	South Africa	-	100%

Held by IVS Bulk Pte. Ltd.
IVS Bulk 541 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 543 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 545 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 554 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 709 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 5855 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 5858 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 712 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 7297 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 1345 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 3693 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 10824 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%

Held by Island View Ship Management Pte. Ltd.
Tamar Ship Management Limited (v)	Ship Management	Hong Kong	100%	-
Tamar Ship Management Pte. Ltd (v)	Ship Management	Singapore	100%	-
Castle Marine Services Ltd (v)	Ship Management	Hong Kong	100%	-

Held by Taylor Maritime Management Limited
Taylor Maritime Pte. Ltd (v)	Ship Management	Singapore	100%	-
Taylor Maritime (HK) Limited (v)	Ship Management	Hong Kong	100%	-
Taylor Maritime (UK) Limited (v)	Ship Management	United Kingdom	100%	-

(i)	This company was registered in 2022.
(ii)	These companies were deregistered in 2023.
(iii)	This company was sold on 31 March 2023.
(iv)	These companies were registered in 2023.
(v)	These companies were acquired on 3 October 2023.